Investment Managers Series Trust
803 W. Michigan Street
Milwaukee, Wisconsin  53233

September 13, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC  20549

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719 on behalf of Ramius Trading Strategies Managed Futures Fund

Dear Sir or Madam:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, enclosed is the final form of the Prospectus and Statement of Additional Information, each dated September 13, 2011, of the Ramius Trading Strategies Managed Futures Fund, a series of the Trust.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-1360.

Sincerely,

/s/ Joy Ausili
Joy Ausili
Investment Managers Series Trust